NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - USD ($)	Nov. 30, 2021	Nov. 30, 2020	Dec. 01, 2019
Nature And Continuance Of Operations
Accumulated deficit	$ 31,462,167	$ 18,682,796	$ 13,984,650